Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Payables [abstract]
Trade accounts payable	$ 21,918	$ 15,975
Lindero construction trade payables	7,694	24,998
Refundable deposits to contractors	1,442	1,496
Payroll payable	15,878	13,627
Mining royalty payable	1,094	1,237
Value added taxes payable	519	224
Interest payable	1,383	1,457
Due to related parties (note 15)	9	14
Other payables	1,711	535
Derivative liability	1,260	894
Deferred share units payable (note 20(a))	9,239	3,918
Restricted share units payable (note 20(b))	3,128	911
Total trade and other payables	$ 65,275	$ 65,286